Offerings	Sep. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share ("Class A common stock"), reserved for issuance upon the exercise of outstanding options granted under the Registrant's 2018 Equity Incentive Plan, as amended (the "2018 Plan")
Amount Registered | shares	25,575,566
Maximum Aggregate Offering Price	$ 111,033,513.70
Fee Rate	0.01531%
Amount of Registration Fee	$ 16,999.23
Offering Note	1(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement ("Registration Statement") shall also cover any additional shares of Class A common stock or Class B common stock that become issuable under the 2018 Plan, the Markets Plan, the 2025 Plan and the ESPP, by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that results in an increase to the number of outstanding shares of Class A common stock or Class B common stock, as applicable. 1(b) Represents 25,575,566 shares of Class A common stock issuable upon the exercise of options to purchase shares of Class A common stock outstanding under the 2018 Plan as of the date of this Registration Statement. (c) Any shares of Class A common stock or Class B common stock that are subject to awards under the 2018 Plan that (i) expire, lapse or are terminated, exchanged for or settled in cash, surrendered, repurchased, canceled without having been fully exercised or forfeited, in any case, in a manner that results in the Registrant acquiring shares covered by the award at a price not greater than the price (as adjusted to reflect any equity restructuring) paid by the participant for such shares or not issuing any shares covered by the award or (ii) shares delivered (either by actual delivery or attestation) to the Registrant by a participant to satisfy the applicable exercise or purchase price of an award and/or to satisfy any applicable tax withholding obligation with respect to an award (including shares retained by the Registrant from the award being exercised or purchased and/or creating the tax obligation), will be available for issuance as Class A common stock or Class B common stock, as applicable, under the 2025 Plan. (d) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based upon $4.34, which is the weighted-average exercise price for Class A common stock options outstanding under the 2018 Plan as of the date of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B common stock, par value $0.0001 per share ("Class B common stock"), reserved for issuance upon the exercise of outstanding options granted under the 2018 Plan
Amount Registered | shares	4,559,904
Maximum Aggregate Offering Price	$ 21,978,737.28
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,364.94
Offering Note	See notes 1(a) and 1(c). 2(a) Represents 4,559,904 shares of Class B common stock issuable upon the exercise of options to purchase shares of Class B common stock outstanding under the 2018 Plan as of the date of this Registration Statement. 2(b) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based upon $4.82, which is the weighted-average exercise price for Class B common stock options outstanding under the 2018 Plan as of the date of this Registration Statement.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock reserved for issuance upon the exercise of outstanding options granted under the Registrant's 2024 Equity Incentive Plan, as amended (the "Markets Plan")
Amount Registered | shares	2,255,407
Maximum Aggregate Offering Price	$ 7,642,983.17
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,170.14
Offering Note	See notes 1(a) and 1(c). 3(a) Represents 2,255,407 shares of Class A common stock issuable upon the exercise of options to purchase shares of Class A common stock outstanding under the Markets Plan as of the date of this Registration Statement. 3(b) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based upon $3.39, which is the weighted-average exercise prices for Class A common stock options outstanding under the Markets Plan as of the date of this Registration Statement.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B common stock reserved for issuance upon the exercise of outstanding options granted under the Registrant's 2025 Incentive Award Plan, as amended (the "2025 Plan")
Amount Registered | shares	3,200,942
Maximum Aggregate Offering Price	$ 80,023,550.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,251.61
Offering Note	See notes 1(a) and 1(c). 4(a) Represents 3,200,942 shares of Class B common stock issuable upon the exercise of options to purchase shares of Class B common stock outstanding under the 2025 Plan as of the date of this Registration Statement. 4(b) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based upon $25.00, which is the weighted-average exercise price for Class B common stock options outstanding under the 2025 Plan as of the date of this Registration Statement.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock reserved for issuance pursuant to awards under the Registrant's 2025 Plan
Amount Registered | shares	19,784,984
Maximum Aggregate Offering Price	$ 494,624,600.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 75,727.03
Offering Note	See notes 1(a) and 1(c). 5(a) Represents 19,784,984 shares of Class A common stock or Class B common stock reserved for future issuance under the 2025 Plan, which number consists of (a) 18,138,673 shares initially available for issuance under the 2025 Plan after excluding Class B common stock issuable upon the exercise of options to purchase shares of Class B common stock granted prior to the date hereof and (b) an additional 1,646,311 shares previously reserved but unissued under the 2018 Plan as of the effective date of the 2025 Plan that are now available for issuance under the 2025 Plan. The number of shares of reserved for issuance under the 2025 Plan will automatically increase on January 1st of each year, starting on January 1, 2026 and continuing annually on the anniversary thereof through (and including) January 1, 2035, equal to the lesser of (A) five percent (5%) of the aggregate number of shares of the Registrant's Class A common stock and Class B common stock outstanding on an as-converted basis on the last day of the immediately preceding fiscal year and (B) such lesser amount as determined by the Registrant's board of directors. 5(b) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the initial public offering price of the Class A common stock of $25.00 per share, as set forth in the Registrant's Registration Statement on Form S-1 (File No. 333-289695), as amended (the "S-1 Registration Statement"), that was declared effective on September 10, 2025.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B common stock reserved for issuance pursuant to awards under the Registrant's 2025 Plan
Amount Registered | shares	19,784,984
Maximum Aggregate Offering Price	$ 494,624,600.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 75,727.03
Offering Note	See notes 1(a), 1(b), 5(a), and 5(b).
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock reserved for issuance pursuant to awards under the Registrant's Employee Stock Purchase Plan (the "ESPP")
Amount Registered | shares	2,133,961
Maximum Aggregate Offering Price	$ 45,346,671.25
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,942.58
Offering Note	See notes 1(a) and 1(b). 7(a) Represents 2,133,961 shares of Class A common stock reserved for future issuance under the ESPP. The number of shares of reserved for issuance under the 2025 Plan will automatically increase on January 1st of each year, starting on January 1, 2026 and continuing annually on the anniversary thereof through (and including) January 1, 2035, equal to the lesser of (A) one percent (1%) of the outstanding shares of the Registrant's Class A common stock and Class B common stock outstanding on an as converted basis on the last day of the immediately preceding fiscal year and (B) such lesser amount as determined by the Registrant's board of directors. 7(b) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the initial public offering price of the Class A common stock of $21.25 per share, as set forth in the Registrant's S-1 Registration Statement multiplied by 85%, which reflects the discount to the purchase price applicable to purchases under the ESPP.